Financial Instruments - Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Level 3) (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) index	Dec. 31, 2020 GBP (£) index
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 7,717	£ 12,564
Liabilities at fair value	(1,580)	(3,018)
Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 45	£ 51
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 6	£ 8
Unfavourable changes	£ (6)	£ (8)
Equity and credit contracts | Reversionary property derivatives
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 6	£ 7
Unfavourable changes	(6)	(7)
Equity contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Liabilities at fair value	£ (30)	£ (29)
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 2
Unfavourable changes	£ (2)	£ (2)
Equity contracts | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 3	£ 3
Unfavourable changes	£ (3)	£ (3)
Weighted average | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	2.56%	2.57%
Weighted average | Equity and credit contracts | Reversionary property derivatives
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	483	445
Weighted average | Equity contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	2.39%	2.42%
Weighted average | Equity contracts | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	469	433
Minimum | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Minimum | Equity contracts | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Maximum | Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Maximum | Equity contracts | Property options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Other financial assets at FVTPL | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 48	£ 56
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 2
Unfavourable changes	(2)	(2)
Other financial assets at FVTPL | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 26	£ 43
Assumption description	Credit spreads	Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0	£ 0
Unfavourable changes	0	0
Other financial assets at FVTPL | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 91	£ 107
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 1	£ 1
Unfavourable changes	£ (1)	£ (1)
Other financial assets at FVTPL | Debt securities in issue | Reversionary property securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 4	£ 5
Unfavourable changes	£ (4)	£ (5)
Other financial assets at FVTPL | Weighted average | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	2.68%	2.69%
Other financial assets at FVTPL | Weighted average | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.50%	0.44%
Other financial assets at FVTPL | Weighted average | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	2.56%	2.57%
Other financial assets at FVTPL | Weighted average | Debt securities in issue | Reversionary property securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	483	445
Other financial assets at FVTPL | Minimum | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Other financial assets at FVTPL | Minimum | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.07%	0.07%
Other financial assets at FVTPL | Minimum | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Other financial assets at FVTPL | Maximum | Loans and advances to customers | Roll-up mortgage portfolio
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Other financial assets at FVTPL | Maximum | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	1.44%	1.55%
Other financial assets at FVTPL | Maximum | Debt securities in issue
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Financial assets at FVOCI
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 5,851	£ 8,950
Financial assets at FVOCI | Loans and advances to customers
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	18	21
Financial assets at FVOCI | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 18	£ 21
Assumption description	Credit spreads	Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0	£ 0
Unfavourable changes	£ 0	£ 0
Financial assets at FVOCI | Weighted average | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.04%	0.32%
Financial assets at FVOCI | Minimum | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.15%	0.15%
Financial assets at FVOCI | Maximum | Loans and advances to customers | Other loans
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.19%	0.53%